Unsecured senior notes (Detail 2) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 0
Between 1 to 2 years	0
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	3,188
Beyond 5 years	6,299
Total	¥ 9,487